UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)	(Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31
Date of reporting period:	February 29, 2020

Item 1. Reports to Stockholders

Fidelity® High Yield Factor ETF
Semi-Annual Report
February 29, 2020

See the inside front cover for important information
about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.
Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2020 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
3

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
4

Investment Summary (Unaudited)
Top Five Holdings as of February 29, 2020
(by issuer, excluding cash equivalents)	% of fund’s net assets
MSCI, Inc.	2.6
CCO Holdings LLC / CCO Holdings Capital Corp.	2.5
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	2.0
TransDigm, Inc.	1.9
Fair Isaac Corp.	1.8
10.8

Top Five Market Sectors as of February 29, 2020
% of fund's net assets
Energy	15.2
Communication Services	10.7
Information Technology	10.4
Materials	9.9
Financials	8.8
Quality Diversification as of February 29, 2020
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 29, 2020
* Foreign investments – 13.6%

5

Schedule of Investments February 29, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 86.0%
	Principal Amount	Value
COMMUNICATION SERVICES – 10.7%
Diversified Telecommunication Services – 0.9%
Altice France S.A.:
5.50% 1/15/28 (a)	$125,000	$125,000
7.375% 5/1/26 (a)	150,000	157,305
CenturyLink, Inc.:
4.00% 2/15/27 (a)	160,000	160,784
6.75% 12/1/23	91,000	100,074
Level 3 Financing, Inc. 4.625% 9/15/27 (a)	514,000	524,280
		1,067,443
Entertainment – 0.9%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (a)	1,028,000	1,033,140
Interactive Media & Services – 1.6%
Match Group, Inc. 4.125% 8/1/30 (a)	2,000,000	1,959,400
Media – 5.6%
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 8/15/30 (a)	185,000	187,081
4.75% 3/1/30 (a)	1,157,000	1,191,710
5.375% 6/1/29 (a)	1,285,000	1,368,139
5.50% 5/1/26 (a)	123,000	127,625
Cimpress N.V. 7.00% 6/15/26 (a)	650,000	679,659
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625% 8/15/27 (a)	300,000	243,000
DISH DBS Corp. 5.875% 11/15/24	308,000	315,925
Front Range BidCo, Inc.:
4.00% 3/1/27 (a)(b)	175,000	169,969
6.125% 3/1/28 (a)(b)	95,000	93,694
Lamar Media Corp.:
3.75% 2/15/28 (a)	1,000,000	1,002,800
4.00% 2/15/30 (a)	1,000,000	1,000,000
Sable International Finance Ltd. 5.75% 9/7/27 (a)	255,000	265,838
		6,645,440
Wireless Telecommunication Services – 1.7%
Sprint Corp.:
7.125% 6/15/24	308,000	349,836
7.25% 9/15/21	205,000	217,577
7.625% 2/15/25 to 3/1/26	1,111,000	1,304,545
Ypso Finance Bis S.A. 6.00% 2/15/28 (a)	105,000	100,831
		1,972,789
TOTAL COMMUNICATION SERVICES		12,678,212

	Principal Amount	Value
CONSUMER DISCRETIONARY – 6.1%
Hotels, Restaurants & Leisure – 4.8%
1011778 BC ULC / New Red Finance Inc. 4.375% 1/15/28 (a)	$1,800,000	$1,791,000
1011778 BC ULC / New Red Finance, Inc.:
3.875% 1/15/28 (a)	50,000	49,687
5.00% 10/15/25 (a)	1,090,000	1,094,992
GLP Capital LP / GLP Financing II, Inc.:
5.25% 6/1/25	115,000	128,702
5.375% 4/15/26	101,000	114,007
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26	308,000	316,193
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.:
4.625% 4/1/25	229,000	229,859
4.875% 4/1/27	178,000	182,005
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25% 6/1/26 (a)	288,000	294,483
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	456,000	447,450
Yum! Brands, Inc. 4.75% 1/15/30 (a)	1,000,000	1,037,610
		5,685,988
Household Durables – 0.3%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 4.875% 2/15/30 (a)	70,000	69,293
PulteGroup, Inc.:
5.00% 1/15/27	95,000	104,299
5.50% 3/1/26	161,000	177,422
		351,014
Internet & Direct Marketing Retail – 0.8%
Netflix, Inc.:
4.875% 6/15/30 (a)	822,000	866,224
5.875% 2/15/25	98,000	110,127
		976,351
Specialty Retail – 0.2%
Asbury Automotive Group, Inc.:
4.50% 3/1/28 (a)	60,000	60,120
4.75% 3/1/30 (a)	60,000	61,050
Lithia Motors, Inc. 4.625% 12/15/27 (a)	35,000	35,829

See accompanying notes which are an integral part of the financial statements.
6

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Murphy Oil USA, Inc. 4.75% 9/15/29	$40,000	$41,952
		198,951
TOTAL CONSUMER DISCRETIONARY		7,212,304
CONSUMER STAPLES – 4.6%
Food Products – 2.8%
JBS Investments II GmbH 5.75% 1/15/28 (a)	200,000	209,000
Kraft Heinz Foods Co. 4.625% 10/1/39 (a)	1,300,000	1,248,503
Lamb Weston Holdings, Inc. 4.625% 11/1/24 (a)	102,000	106,165
Performance Food Group, Inc. 5.50% 10/15/27 (a)	72,000	75,870
Post Holdings, Inc.:
4.625% 4/15/30 (a)	1,360,000	1,340,402
5.50% 12/15/29 (a)	72,000	74,700
5.625% 1/15/28 (a)	257,000	268,619
		3,323,259
Personal Products – 1.2%
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25% 8/15/26 (a)	1,422,000	1,436,220
Tobacco – 0.6%
Vector Group Ltd.:
6.125% 2/1/25 (a)	386,000	370,560
10.50% 11/1/26 (a)	308,000	305,597
		676,157
TOTAL CONSUMER STAPLES		5,435,636
ENERGY – 15.2%
Energy Equipment & Services – 1.1%
KLX Energy Services Holdings, Inc. 11.50% 11/1/25 (a)	15,000	11,925
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26	1,000,000	967,600
Vantage Drilling International 9.25% 11/15/23 (a)	411,000	364,421
		1,343,946
Oil, Gas & Consumable Fuels – 14.1%
Aker BP ASA 4.75% 6/15/24 (a)	500,000	520,328
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.50% 5/1/25 (a)	514,000	421,480

	Principal Amount	Value

Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375% 9/15/24	$460,000	$347,300
Baytex Energy Corp. 8.75% 4/1/27 (a)	200,000	184,000
Buckeye Partners LP 4.125% 3/1/25 (a)	800,000	800,080
Cheniere Energy Partners LP:
5.25% 10/1/25	232,000	232,585
5.625% 10/1/26	416,000	418,080
CNX Midstream Partners LP / CNX Midstream Finance Corp. 6.50% 3/15/26 (a)	400,000	328,000
CNX Resources Corp. 7.25% 3/14/27 (a)	154,000	113,501
Comstock Resources, Inc. 9.75% 8/15/26	557,000	466,487
CVR Energy, Inc.:
5.25% 2/15/25 (a)	600,000	559,500
5.75% 2/15/28 (a)	600,000	567,000
DCP Midstream LP 7.375% (c)(d)	115,000	104,650
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	250,000	140,125
9.25% 3/31/22 (a)	205,000	164,000
Enviva Partners LP / Enviva Partners Finance Corp. 6.50% 1/15/26 (a)	1,528,000	1,589,151
EQM Midstream Partners LP 5.50% 7/15/28	300,000	249,600
Genesis Energy LP / Genesis Energy Finance Corp. 7.75% 2/1/28	200,000	174,500
Gulfport Energy Corp. 6.375% 5/15/25	257,000	81,598
Hess Midstream Operating LP 5.125% 6/15/28 (a)	108,000	105,300
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (a)	65,000	65,406
Laredo Petroleum Inc. 9.50% 1/15/25	200,000	144,000
MEG Energy Corp.:
7.00% 3/31/24 (a)	300,000	284,250
7.125% 2/1/27 (a)	600,000	565,962
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50% 11/1/23	200,000	185,040
Oasis Petroleum, Inc. 6.875% 3/15/22	205,000	160,925
See accompanying notes which are an integral part of the financial statements.
7

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Par Petroleum LLC / Par Petroleum Finance Corp. 7.75% 12/15/25 (a)	$617,000	$630,882
Parkland Fuel Corp.:
5.875% 7/15/27 (a)	360,000	369,893
6.00% 4/1/26 (a)	608,000	635,360
Parsley Energy LLC / Parsley Finance Corp. 5.375% 1/15/25 (a)	380,000	380,008
PBF Holding Co. LLC / PBF Finance Corp. 6.00% 2/15/28 (a)	220,000	217,250
PBF Logistics LP / PBF Logistics Finance Corp. 6.875% 5/15/23	606,000	620,726
PDC Energy, Inc. 6.125% 9/15/24	600,000	560,940
Range Resources Corp. 5.00% 3/15/23	205,000	148,563
SM Energy Co. 5.625% 6/1/25	200,000	154,834
Southwestern Energy Co. 7.50% 4/1/26	154,000	117,425
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00% 3/1/27 (a)	1,000,000	955,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50% 3/1/30 (a)	514,000	508,706
Viper Energy Partners LP 5.375% 11/1/27 (a)	915,000	929,914
W&T Offshore, Inc. 9.75% 11/1/23 (a)	566,000	502,325
Warrior Met Coal, Inc. 8.00% 11/1/24 (a)	822,000	844,523
Whiting Petroleum Corp. 5.75% 3/15/21	102,000	58,650
		16,607,847
TOTAL ENERGY		17,951,793
FINANCIALS – 8.8%
Capital Markets – 3.9%
LPL Holdings, Inc. 4.625% 11/15/27 (a)	1,542,000	1,561,275
MSCI, Inc.:
3.625% 9/1/30 (a)(b)	2,000,000	2,002,500
4.00% 11/15/29 (a)	1,028,000	1,065,316
		4,629,091

	Principal Amount	Value

Consumer Finance – 1.2%
Credit Acceptance Corp. 6.625% 3/15/26 (a)	$257,000	$269,855
Enova International, Inc. 8.50% 9/15/25 (a)	50,000	46,750
goeasy Ltd. 5.375% 12/1/24 (a)	411,000	423,330
Springleaf Finance Corp. 6.125% 3/15/24	565,000	595,420
		1,335,355
Diversified Financial Services – 2.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (a)	708,000	722,160
5.25% 5/15/27 (a)	555,000	557,775
6.25% 5/15/26	591,000	605,840
6.375% 12/15/25	462,000	477,015
		2,362,790
Thrifts & Mortgage Finance – 1.7%
Radian Group, Inc. 4.875% 3/15/27	1,920,000	2,035,200
TOTAL FINANCIALS		10,362,436
HEALTH CARE – 5.1%
Health Care Equipment & Supplies – 0.8%
Hill-Rom Holdings, Inc. 4.375% 9/15/27 (a)	822,000	850,852
Teleflex, Inc. 4.625% 11/15/27	115,000	120,681
		971,533
Health Care Providers & Services – 2.4%
Centene Corp.:
3.375% 2/15/30 (a)	90,000	90,000
4.25% 12/15/27 (a)	87,000	89,506
4.625% 12/15/29 (a)	133,000	142,310
4.75% 5/15/22	62,000	62,598
4.75% 1/15/25 (a)	65,000	66,648
CHS / Community Health Systems, Inc. 6.25% 3/31/23	205,000	205,385
HCA, Inc. 5.375% 9/1/26	1,200,000	1,329,840
MEDNAX, Inc. 5.25% 12/1/23 (a)	172,000	168,345
Select Medical Corp. 6.25% 8/15/26 (a)	617,000	657,876
		2,812,508
Life Sciences Tools & Services – 0.2%
IQVIA, Inc. 5.00% 5/15/27 (a)	200,000	206,750

See accompanying notes which are an integral part of the financial statements.
8

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – 1.7%
Bausch Health Cos., Inc.:
5.00% 1/30/28 (a)	$1,145,000	$1,129,966
5.25% 1/30/30 (a)	145,000	143,369
9.00% 12/15/25 (a)	678,000	754,926
		2,028,261
TOTAL HEALTH CARE		6,019,052
INDUSTRIALS – 8.2%
Aerospace & Defense – 2.1%
Bombardier, Inc. 7.875% 4/15/27 (a)	200,000	198,500
Moog, Inc. 4.25% 12/15/27 (a)	25,000	25,437
TransDigm, Inc.:
5.50% 11/15/27 (a)	617,000	616,260
6.25% 3/15/26 (a)	1,542,000	1,632,596
		2,472,793
Airlines – 0.3%
United Airlines Holdings, Inc. 4.875% 1/15/25	308,000	309,540
Building Products – 0.6%
Williams Scotsman International, Inc. 6.875% 8/15/23 (a)	668,000	688,040
Commercial Services & Supplies – 1.6%
Clean Harbors, Inc.:
4.875% 7/15/27 (a)	514,000	536,976
5.125% 7/15/29 (a)	308,000	329,945
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	669,000	665,655
Ritchie Bros Auctioneers, Inc. 5.375% 1/15/25 (a)	115,000	118,787
Tervita Corp. 7.625% 12/1/21 (a)	205,000	207,050
		1,858,413
Electrical Equipment – 0.8%
EnerSys 4.375% 12/15/27 (a)	1,000,000	1,011,250
Machinery – 2.6%
Allison Transmission, Inc.:
5.00% 10/1/24 (a)	714,000	722,004
5.875% 6/1/29 (a)	267,000	289,361
Ashtead Capital, Inc.:
4.00% 5/1/28 (a)	1,000,000	1,025,489
4.25% 11/1/29 (a)	600,000	621,863
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp. 12.25% 11/15/26 (a)	205,000	213,138

	Principal Amount	Value

RBS Global, Inc. / Rexnord LLC 4.875% 12/15/25 (a)	$205,000	$207,077
		3,078,932
Road & Rail – 0.2%
The Hertz Corp. 6.00% 1/15/28 (a)	250,000	231,250
TOTAL INDUSTRIALS		9,650,218
INFORMATION TECHNOLOGY – 10.4%
Communications Equipment – 0.6%
ViaSat, Inc. 5.625% 9/15/25 to 4/15/27 (a)	754,000	748,641
Electronic Equipment, Instruments & Components – 1.0%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	1,172,000	1,218,880
IT Services – 2.4%
Camelot Finance S.A. 4.50% 11/1/26 (a)	1,077,000	1,082,277
Gartner, Inc. 5.125% 4/1/25 (a)	936,000	966,514
VeriSign, Inc.:
4.75% 7/15/27	393,000	409,380
5.25% 4/1/25	320,000	346,880
		2,805,051
Semiconductors & Semiconductor Equipment – 0.4%
Qorvo, Inc. 5.50% 7/15/26	401,000	414,233
Software – 6.0%
Fair Isaac Corp. 4.00% 6/15/28 (a)	2,087,000	2,139,175
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.00% 7/15/25 (a)	664,000	692,220
Open Text Corp.:
3.875% 2/15/28 (a)	180,000	179,136
5.875% 6/1/26 (a)	584,000	618,339
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	1,000,000	995,000
PTC, Inc.:
3.625% 2/15/25 (a)	55,000	55,138
4.00% 2/15/28 (a)	55,000	54,643
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	606,000	637,815
Twitter, Inc. 3.875% 12/15/27 (a)	1,645,000	1,679,956
		7,051,422
TOTAL INFORMATION TECHNOLOGY		12,238,227
See accompanying notes which are an integral part of the financial statements.
9

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – 9.9%
Chemicals – 0.8%
Axalta Coating Systems LLC 4.875% 8/15/24 (a)	$710,000	$719,350
The Scotts Miracle-Gro Co. 4.50% 10/15/29	97,000	100,395
Valvoline, Inc. 4.25% 2/15/30 (a)	75,000	73,969
		893,714
Construction Materials – 0.9%
Stericycle, Inc. 5.375% 7/15/24 (a)	977,000	1,026,827
Containers & Packaging – 2.6%
Ball Corp.:
4.875% 3/15/26	574,000	631,400
5.25% 7/1/25	332,000	367,136
Intertape Polymer Group, Inc. 7.00% 10/15/26 (a)	452,000	476,295
Silgan Holdings, Inc. 4.125% 2/1/28 (a)	1,645,000	1,649,112
		3,123,943
Metals & Mining – 4.9%
Arconic Rolled Products Corp. 6.125% 2/15/28 (a)	1,570,000	1,617,100
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	195,000	206,700
First Quantum Minerals Ltd. 7.25% 4/1/23 (a)	30,000	28,800
FMG Resources August 2006 Pty Ltd.:
4.50% 9/15/27 (a)	514,000	497,295
4.75% 5/15/22 (a)	429,000	436,589
5.125% 3/15/23 to 5/15/24 (a)	548,000	564,239
Freeport-McMoRan, Inc. 4.25% 3/1/30 (b)(e)	300,000	300,000
Infrabuild Australia Pty Ltd. 12.00% 10/1/24 (a)	205,000	209,869
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	1,234,000	1,221,660
Mineral Resources Ltd. 8.125% 5/1/27 (a)	617,000	657,105
		5,739,357
Paper & Forest Products – 0.7%
Norbord, Inc. 5.75% 7/15/27 (a)	822,000	861,045
TOTAL MATERIALS		11,644,886
REAL ESTATE – 6.3%
Equity Real Estate Investment Trusts (REITs) – 4.2%
CoreCivic, Inc. 4.625% 5/1/23	720,000	721,584

	Principal Amount	Value

Equinix, Inc. 5.875% 1/15/26	$379,000	$399,944
HAT Holdings I LLC / HAT Holdings II LLC 5.25% 7/15/24 (a)	298,000	311,410
Sabra Health Care LP / Sabra Capital Corp. 4.80% 6/1/24	60,000	64,885
SBA Communications Corp. 3.875% 2/15/27 (a)	2,000,000	2,040,600
The GEO Group, Inc.:
5.125% 4/1/23	400,000	378,080
6.00% 4/15/26	514,000	465,170
VICI Properties LP / VICI Note Co., Inc.:
3.50% 2/15/25 (a)	130,000	130,201
3.75% 2/15/27 (a)	100,000	99,250
4.125% 8/15/30 (a)	125,000	125,156
4.25% 12/1/26 (a)	159,000	160,606
4.625% 12/1/29 (a)	92,000	94,990
		4,991,876
Real Estate Management & Development – 2.1%
Forestar Group, Inc. 5.00% 3/1/28 (a)	1,500,000	1,473,750
Kennedy-Wilson, Inc. 5.875% 4/1/24	916,000	930,903
		2,404,653
TOTAL REAL ESTATE		7,396,529
UTILITIES – 0.7%
Independent Power and Renewable Electricity Producers – 0.7%
NRG Energy, Inc.:
6.625% 1/15/27	496,000	517,140
7.25% 5/15/26	369,000	391,158
TOTAL UTILITIES		908,298
TOTAL NONCONVERTIBLE BONDS (Cost $101,356,640)		101,497,591

Money Market Fund – 17.5%
	Shares
Fidelity Cash Central Fund, 1.60% (f) (Cost $20,584,304)	20,580,188	20,584,304
TOTAL INVESTMENT IN SECURITIES – 103.5% (Cost $121,940,944)		122,081,895
NET OTHER ASSETS (LIABILITIES) – (3.5%)		(4,119,807)
NET ASSETS – 100.0%		$117,962,088

See accompanying notes which are an integral part of the financial statements.
10

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,431,758 or 68.2% of net assets.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security is perpetual in nature with no stated maturity date.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	A portion of the security sold on a delayed delivery basis.
(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$67,786
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$101,497,591	$—	$101,497,591	$—
Money Market Funds	20,584,304	20,584,304	—	—
Total Investments in Securities:	$122,081,895	$20,584,304	$101,497,591	$—
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	89.9
Canada	8.6
Australia	2.0
Luxembourg	1.0
Others (Individually Less Than 1%)	2.0
103.5%
See accompanying notes which are an integral part of the financial statements.
11

Financial Statements
Statements of Assets and Liabilities
February 29, 2020 (Unaudited)
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$101,497,591
Fidelity Central Funds	20,584,304
Total Investments in Securities	$122,081,895
Receivable for investments sold
Regular delivery	488,125
Delayed delivery	500,000
Distributions receivable from Fidelity Central Funds	17,955
Interest receivable	1,416,446
Total assets	124,504,421
Liabilities
Payable for investments purchased
Regular delivery	2,837,774
Delayed delivery	3,270,000
Distributions payable	393,750
Accrued management fees	40,809
Total liabilities	6,542,333
Net Assets	$117,962,088
Net Assets consist of:
Paid in capital	116,841,047
Total accumulated earnings (loss)	1,121,041
Net Assets	$117,962,088
Shares outstanding	2,250,000
Net Asset Value, offering price and redemption price per share	$52.43
Investments at cost – Unaffiliated issuers	$101,356,640
Investments at cost – Fidelity Central Funds	20,584,304
Investments at cost	$121,940,944
See accompanying notes which are an integral part of the financial statements.
12

Statements of Operations
For the six months ended February 29, 2020 (Unaudited)
Investment Income
Interest	$ 2,260,059
Income from Fidelity Central Funds	67,786
Total income	2,327,845
Expenses
Management fees	202,983
Independent trustees' compensation	208
Total expenses before reductions	203,191
Expense reductions	(1,358)
Total expenses	201,833
Net investment income (loss)	2,126,012
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	1,082,612
Total net realized gain (loss)	1,082,612
Change in net unrealized appreciation (depreciation) on investment securities	(1,274,852)
Net gain (loss)	(192,240)
Net increase (decrease) in net assets resulting from operations	$1,933,772
See accompanying notes which are an integral part of the financial statements.
13

Financial Statements  – continued
Statements of Changes in Net Assets
	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,126,012	$1,568,523
Net realized gain (loss)	1,082,612	253,191
Change in net unrealized appreciation (depreciation)	(1,274,852)	1,413,919
Net increase (decrease) in net assets resulting from operations	1,933,772	3,235,633
Distributions to shareholders	(2,491,650)	(1,563,200)
Share transactions
Proceeds from sales of shares	50,503,811	53,790,556
Net increase (decrease) in net assets resulting from share transactions	50,503,811	53,790,556
Total increase (decrease) in net assets	49,945,933	55,462,989
Net Assets
Beginning of period	68,016,155	12,553,166
End of period	$117,962,088	$68,016,155
Other Information
Shares
Sold	950,000	1,050,000
Redeemed	—	—
Net increase (decrease)	950,000	1,050,000
See accompanying notes which are an integral part of the financial statements.
14

Financial Highlights
	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019	Year ended August 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$52.32	$50.21	$50.00
Income from Investment Operations
Net investment income (loss)B	1.241	2.589	0.578
Net realized and unrealized gain (loss)	0.270	2.006	0.209
Total from investment operations	1.511	4.595	0.787
Distributions from net investment income	(1.161)	(2.485)	(0.577)
Distributions from net realized gain	(0.242)	—	—
Total distributions	(1.403)	(2.485)	(0.577)
Net asset value, end of period	$52.43	$52.32	$50.21
Total ReturnC,D	2.90%	9.48%	1.59%
Ratios to Average Net AssetsE,F
Expense before reductions	.45%G	.44%H	.45%G
Expenses net of fee waivers, if any	.45%G	.44%H	.45%G
Expenses net of all reductions	.45%G	.44%H	.45%G
Net investment income (loss)	4.72%G	5.03%	5.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$117,962	$68,016	$12,553
Portfolio turnover rateI	88%J	76%	8%J

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds' expense ratio. The Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.
G	Annualized.
H	The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
I	Amount does not include the portfolio activity of any underlying funds.
J	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
15

Notes to Financial Statements
For the period ended February 29, 2020 (Unaudited)
1. Organization.
Fidelity High Yield Factor ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to 0.01%.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2020, is included at the end of the Fund’s Schedule of Investments.
16

3. Significant Accounting Policies – continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity High Yield Factor ETF	$121,949,393	$1,667,400	$(1,534,898)	$132,502
Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $108,784,495 and $73,580,138, respectively. Securities received or delivered in-kind through subscriptions and redemptions aggregated $2,173,117 and $—, respectively.
17

Notes to Financial Statements  – continued
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses. Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
6. Expense Reductions.
Through arrangements with the Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund’s expenses by $1,358.
7. Share Transactions.
The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to the Fund and redemption proceeds are paid with a basket of securities from the Fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.
8. Other.
The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
18

Shareholder Expense Example (Unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2019 to February 29, 2020).
Actual Expenses
For the fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimates in the table below.
Hypothetical Example for Comparison Purposes
For the fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimates in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During PeriodB September 1, 2019 to February 29, 2020
Fidelity High Yield Factor ETF	0.45%
Actual		$1,000.00	$1,029.00	$2.27
HypotheticalC		$1,000.00	$1,022.63	$2.26

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
C	5% return per year before expenses.
19

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity High Yield Factor ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR’s new form of organization and domicile. The Board also noted Fidelity’s assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its January 2020 meeting, the Board unanimously determined to renew the fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that the fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
20

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, the fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2018. The Board will continue to monitor closely the fund’s performance, taking into account the portfolio management change.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index for the most recent one-year period ended June 30, 2019, as shown below. A peer group is not shown.
21

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity High Yield Factor ETF
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund’s actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund’s management fee rate ranked, is also included in the chart and was considered by the Board.
22

Fidelity High Yield Factor ETF
The Board noted that the fund’s management fee rate ranked equal to the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.
The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of the fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses.
The Board noted that the fund’s total expense ratio ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that the fund’s Total Mapped Group includes both active and index-based (i.e., not pure index) exchange-traded funds ranging across 56 Lipper investment objectives and is dominated by ETFs that focus on investment grade securities. The Board also considered that Fidelity will reconsider creating a high yield specific mapped group in the future if there are a sufficient number of high yield peers to form a meaningful stand-alone peer group.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
23

Board Approval of Investment Advisory Contracts and Management Fees  – continued
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity’s various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board’s responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity’s non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity’s philosophies and strategies for evaluating funds and classes with lower or declining asset levels.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund’s Amended and Restated Contracts should be approved and the fund’s Advisory Contracts should be renewed.
24

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
Highly liquid investments – cash or convertible to cash within three business days or less
Moderately liquid investments – convertible to cash in three to seven calendar days
Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
Illiquid investments – cannot not be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
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27

HIE-SANN-0420
1.9887635.101
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments
(a)	Not applicable.
(b)	Not applicable
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3) Not applicable.
(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company
Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as
Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer
Date:	April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer
Date:	April 23, 2020
By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer
Date:	April 23, 2020